Not FDIC Insured May Lose Value No Bank Guarantee
TLGIM-Q3PH

Schedule of Investments
(unaudited)
Templeton Global Income Fund 2
Notes to Schedule of Investments 9

Templeton Global Income Fund
Schedule of Investments (unaudited), September 30, 2022
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 65.0%
Brazil 10.7%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/25 .................. 50,000,000 BRL $ 8,979,616
10%, 1/01/27 .................. 36,560,000 BRL 6,417,495
10%, 1/01/29 .................. 9,230,000 BRL 1,583,558
10%, 1/01/31 .................. 181,760,000 BRL 30,566,606
47,547,275
Colombia 6.4%
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 4,422,000,000 COP 933,521
B, 6.25%, 11/26/25 .............. 36,550,000,000 COP 6,755,546
B, 7.5%, 8/26/26 ............... 55,340,300,000 COP 10,277,715
B, 5.75%, 11/03/27 .............. 11,877,000,000 COP 1,947,210
B, 6%, 4/28/28 ................. 30,965,000,000 COP 5,016,754
B, 7.75%, 9/18/30 .............. 16,815,700,000 COP 2,769,456
B, 7%, 6/30/32 ................. 6,840,000,000 COP 1,020,535
28,720,737
Dominican Republic 1.9%
a
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 5,430,000 3,689,345
Senior Bond, 144A, 6.4%, 6/05/49 .. 1,220,000 882,388
Senior Bond, 144A, 5.875%, 1/30/60 5,735,000 3,806,664
8,378,397
Ecuador 2.4%
a
Ecuador Government Bond ,
Senior Bond, 144A, 1%, 7/31/35 .... 21,006,000 6,965,639
Senior Bond, 144A, 0.5%, 7/31/40 .. 10,051,000 2,965,045
Senior Note, 144A, 5%, 7/31/30 .... 1,733,000 828,922
10,759,606
Egypt 2.5%
a
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 1,030,000 624,025
Senior Bond, 144A, 7.3%, 9/30/33 .. 4,630,000 2,683,465
Senior Bond, 144A, 8.5%, 1/31/47 .. 5,360,000 2,996,224
Senior Bond, 144A, 7.903%, 2/21/48 670,000 351,924
Senior Bond, 144A, 8.7%, 3/01/49 .. 510,000 284,303
Senior Bond, 144A, 8.875%, 5/29/50 2,150,000 1,201,837
Senior Bond, 144A, 8.75%, 9/30/51 . 4,310,000 2,386,792
Senior Bond, 144A, 7.5%, 2/16/61 .. 1,470,000 779,909
11,308,479
Ghana 0.8%
Ghana Government Bond ,
18.85%, 9/28/23 ................ 10,970,000 GHS 900,928
19.75%, 3/25/24 ................ 8,520,000 GHS 653,977
19.25%, 6/23/25 ................ 7,340,000 GHS 466,537
19.75%, 3/15/32 ................ 15,680,000 GHS 721,940
Senior Note, 18.3%, 3/02/26 ...... 11,230,000 GHS 643,609
3,386,991
India 10.3%
India Government Bond ,
7.27%, 4/08/26 ................ 79,000,000 INR 972,792

Templeton Global Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
India (continued)
India Government Bond, (continued)
8.33%, 7/09/26 ................ 624,000,000 INR $ 7,915,427
7.26%, 1/14/29 ................ 1,500,000,000 INR 18,402,320
Senior Bond, 5.77%, 8/03/30 ...... 1,650,000,000 INR 18,461,659
45,752,198
Indonesia 8.5%
Indonesia Government Bond ,
9%, 3/15/29 ................... 237,200,000,000 IDR 16,925,900
FR64, 6.125%, 5/15/28 .......... 162,800,000,000 IDR 10,197,358
FR86, 5.5%, 4/15/26 ............ 169,102,000,000 IDR 10,680,384
37,803,642
Malaysia 3.7%
Malaysia Government Bond ,
3.882%, 3/14/25 ................ 9,350,000 MYR 2,021,354
3.955%, 9/15/25 ................ 20,960,000 MYR 4,529,440
3.899%, 11/16/27 ............... 45,880,000 MYR 9,805,230
16,356,024
Mongolia 1.0%
a
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 3,790,000 2,653,384
Senior Note, 144A, 5.125%, 4/07/26 . 600,000 500,922
Senior Note, 144A, 3.5%, 7/07/27 .. 1,690,000 1,259,034
4,413,340
Norway 4.4%
a
Norway Government Bond ,
Senior Bond, 144A, Reg S, 2%,
5/24/23 ...................... 83,183,000 NOK 7,601,173
Senior Bond, 144A, Reg S, 3%,
3/14/24 ...................... 85,878,000 NOK 7,887,294
Senior Bond, 144A, Reg S, 1.75%,
3/13/25 ...................... 28,937,000 NOK 2,573,017
Senior Bond, 144A, Reg S, 1.5%,
2/19/26 ...................... 17,165,000 NOK 1,493,134
19,554,618
Oman 0.9%
a
Oman Government Bond, Senior Bond,
144A, 4.75%, 6/15/26 ............ 4,190,000 3,914,989
South Korea 4.7%
Korea Treasury Bonds ,
3%, 9/10/24 ................... 4,610,000,000 KRW 3,137,134
1.875%, 12/10/24 ............... 11,986,000,000 KRW 7,927,118
1.875%, 6/10/26 ................ 15,749,000,000 KRW 10,048,609
21,112,861
Supranational 0.1%
b
Inter-American Development Bank,
Senior Bond, 7.5%, 12/05/24 ...... 8,330,000 MXN 384,446
Thailand 4.8%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 433,040,000 THB 11,206,992
1%, 6/17/27 ................... 224,500,000 THB 5,514,366

Templeton Global Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Thailand (continued)
Thailand Government Bond, (continued)
Senior Note, 0.66%, 11/22/23 ...... 172,090,000 THB $ 4,501,263
21,222,621
United Kingdom 1.9%
a
United Kingdom Gilt, Reg S, 0.125%,
1/31/23 ...................... 7,876,000 GBP 8,711,334
Total Foreign Government and Agency Securities (Cost $353,706,673) ............
289,327,558
Short Term Investments 33.0%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 17.7%
Brazil 1.9%
c
Brazil Letras do Tesouro Nacional ,
1/01/25 ...................... 58,000,000 BRL 8,436,206
Japan 8.4%
c
Japan Treasury Bills ,
10/03/22 ..................... 1,057,600,000 JPY 7,306,643
10/17/22 ..................... 1,047,000,000 JPY 7,233,740
11/14/22 ..................... 1,259,000,000 JPY 8,699,527
11/21/22 ..................... 1,255,000,000 JPY 8,672,153
1/25/23 ...................... 822,000,000 JPY 5,681,779
37,593,842
Singapore 4.8%
c
Singapore Treasury Bills ,
12/09/22 ..................... 15,200,000 SGD 10,522,946
1/10/23 ...................... 5,380,000 SGD 3,713,675
1/24/23 ...................... 10,010,000 SGD 6,901,236
21,137,857
United Kingdom 2.6%
c
United Kingdom Treasury Bills ,
10/24/22 ..................... 4,602,000 GBP 5,130,071
10/31/22 ..................... 591,000 GBP 658,515
11/28/22 ..................... 1,155,000 GBP 1,284,255
12/05/22 ..................... 1,419,000 GBP 1,576,627
1/03/23 ...................... 2,460,000 GBP 2,723,302
3/20/23 ...................... 349,000 GBP 383,051
11,755,821
Total Foreign Government and Agency Securities (Cost $82,830,787) ..............
78,923,726
U.S. Government and Agency Securities 12.8%
United States 12.8%
c
U.S. Treasury Bills ,
10/20/22 ..................... 40,910,000 40,860,761
1/12/23 ...................... 16,000,000 15,855,525
56,716,286
Total U.S. Government and Agency Securities (Cost $56,712,067) .................
56,716,286

Templeton Global Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At September 30, 2022, the Fund had the following forward exchange contracts outstanding.
Short Term Investments
(continued)
a a
Industry Shares a Value
a a a a a a
Money Market Funds 2.5%
United States 2.5%
d,e
Institutional Fiduciary Trust - Money
Market Portfolio, 2.42% .......... 11,104,243 $ 11,104,243
Total Money Market Funds (Cost $11,104,243) ..................................
11,104,243
a a a a a
Total Short Term Investments (Cost $150,647,097 ) ...............................
146,744,255
a a a
Total Investments (Cost $504,353,770) 98.0% ...................................
$436,071,813
Other Assets, less Liabilities 2.0% .............................................
8,917,303
Net Assets 100.0% ...........................................................
$444,989,116
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
a
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At September 30, 2022, the aggregate value of these securities was $67,040,763, representing 15.1% of net assets.
b
A supranational organization is an entity formed by two or more central governments through international treaties.
c
The security was issued on a discount basis with no stated coupon rate.
d
See Note 3 regarding investments in affiliated management investment companies.
e
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... JPHQ Buy 264,184,500 3,428,964 10/07/22 $ — $ (189,496)
Indian Rupee ...... JPHQ Sell 264,184,500 3,303,339 10/07/22 63,871 —
Chilean Peso ...... GSCO Buy 948,990,000 1,143,720 10/11/22 — (164,438)
Indian Rupee ...... CITI Buy 256,676,200 3,321,379 10/11/22 — (175,541)
Indian Rupee ...... CITI Sell 256,676,200 3,207,250 10/11/22 61,411 —
Indian Rupee ...... JPHQ Buy 106,826,200 1,388,525 10/11/22 — (79,257)
Indian Rupee ...... JPHQ Sell 106,826,200 1,335,369 10/11/22 26,101 —
Euro ............. DBAB Sell 2,406,531 25,262,800 SEK 10/12/22 — (82,711)
Euro ............. HSBK Buy 80,000 80,721 10/12/22 — (2,268)
Euro ............. HSBK Sell 7,082,350 7,662,308 10/12/22 716,950 —
Indian Rupee ...... CITI Buy 230,576,200 2,995,274 10/12/22 — (169,669)
Indian Rupee ...... CITI Sell 230,576,200 2,880,762 10/12/22 55,157 —
Swedish Krona ..... DBAB Sell 25,262,800 2,414,258 EUR 10/12/22 90,289 —
Euro ............. BZWS Sell 5,604,000 6,138,902 10/25/22 638,223 —
Euro ............. DBAB Sell 2,500,256 2,110,000 GBP 10/25/22 — (97,125)
Euro ............. DBAB Sell 7,327,000 8,015,727 10/25/22 823,814 —
Chilean Peso ...... GSCO Buy 1,489,354,224 1,611,777 10/26/22 — (78,478)
Chilean Peso ...... JPHQ Buy 2,292,596,735 2,766,164 10/26/22 — (405,922)

Templeton Global Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
Euro ............. DBAB Sell 14,237,185 14,649,066 10/26/22 $ 673,382 $ —
Euro ............. HSBK Sell 25,991,374 35,626,636 CAD 11/03/22 262,893 —
Euro ............. JPHQ Sell 56,986 58,524 11/03/22 2,553 —
Indian Rupee ...... SCNY Buy 387,100,000 4,911,876 11/14/22 — (185,756)
Indian Rupee ...... SCNY Sell 387,100,000 4,825,480 11/14/22 99,360 —
Chilean Peso ...... JPHQ Buy 1,630,680,000 1,739,021 11/22/22 — (68,782)
Japanese Yen ...... BOFA Buy 1,126,346,080 8,423,294 11/22/22 — (602,510)
Chilean Peso ...... BAST Buy 16,891,500,000 18,182,454 11/29/22 — (905,811)
Chilean Peso ...... GSCO Buy 671,165,971 721,490 11/29/22 — (35,021)
Chilean Peso ...... GSCO Buy 671,911,539 718,532 12/21/22 — (34,640)
Chinese Yuan ...... CITI Buy 234,650,000 33,717,472 12/21/22 — (795,092)
Japanese Yen ...... DBAB Buy 2,592,748,780 18,309,545 12/21/22 — (232,610)
New Zealand Dollar . CITI Buy 16,040,000 9,650,217 12/21/22 — (669,245)
South Korean Won .. MSCO Buy 11,620,000,000 8,359,472 12/21/22 — (275,810)
Indian Rupee ...... HSBK Buy 96,812,500 1,201,684 1/11/23 — (26,366)
Indian Rupee ...... HSBK Sell 41,000,000 508,644 1/11/23 10,898 —
Euro ............. DBAB Sell 1,187,636 12,643,100 SEK 1/19/23 — (26,817)
Swedish Krona ..... DBAB Sell 12,643,100 1,203,681 EUR 1/19/23 42,682 —
Euro ............. DBAB Sell 7,363,000 8,114,051 1/25/23 830,726 —
South Korean Won .. CITI Buy 952,000,000 732,984 1/25/23 — (69,200)
Euro ............. JPHQ Sell 782,906 1,043,246 CAD 1/26/23 — (18,498)
Euro ............. UBSW Sell 513,000 526,830 1/30/23 19,213 —
Euro ............. HSBK Sell 13,836,098 18,320,446 CAD 2/03/23 — (417,401)
Euro ............. MSCO Sell 1,215,000 1,255,170 2/06/23 52,358 —
Euro ............. DBAB Sell 19,148,030 193,330,000 NOK 3/15/23 — (1,161,854)
Japanese Yen ...... BNDP Buy 560,110,460 3,997,645 3/15/23 — (47,153)
Japanese Yen ...... BOFA Buy 1,991,921,070 14,222,166 3/15/23 — (173,030)
Japanese Yen ...... JPHQ Buy 588,073,610 4,197,348 3/15/23 — (49,630)
New Zealand Dollar . JPHQ Buy 2,720,000 1,636,420 3/15/23 — (112,227)
South Korean Won .. BNDP Buy 92,494,400,000 66,778,139 3/15/23 — (2,116,876)
Euro ............. BZWS Sell 2,630,000 2,921,128 4/25/23 304,462 —
Chilean Peso ...... GSCO Buy 2,262,230,732 2,265,412 7/26/23 — (51,396)
Total Forward Exchange Contracts ................................................... $4,774,343 $(9,520,630)
Net unrealized appreciation (depreciation) ............................................ $(4,746,287)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Global Income Fund
Schedule of Investments (unaudited)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At September 30, 2022, the Fund had the following interest rate swap contracts outstanding.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Unamortized
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.762% ... Annual 3/15/27 8,400,000 $ 694,174 $ — $ 694,174
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.811% ... Annual 3/15/32 4,300,000 590,011 — 590,011
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.176% ... Annual 3/28/32 1,840,000 197,626 — 197,626
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.257% ... Annual 3/30/32 1,840,000 184,863 — 184,863
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.253% ... Annual 3/31/32 1,850,000 191,803 — 191,803
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.418% ... Annual 4/11/32 2,560,000 224,943 — 224,943
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.463% ... Annual 4/18/32 940,000 79,470 — 79,470
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.541% ... Annual 4/19/32 520,000 40,557 — 40,557
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.549% ... Annual 4/19/32 1,250,000 96,646 — 96,646
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.67% .... Annual 4/21/32 1,240,000 83,367 — 83,367
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.645% ... Annual 5/16/32 350,000 24,952 — 24,952
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.741% ... Annual 5/19/32 1,175,000 74,324 — 74,324
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.662% ... Annual 6/02/32 1,536,000 113,630 — 113,630
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.989% ... Annual 6/30/32 1,190,000 57,828 — 57,828
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.612% ... Annual 7/07/32 1,197,000 92,167 — 92,167
Total Interest Rate Swap Contracts ............................... $2,746,361 $ — $2,746,361

Templeton Global Income Fund
Schedule of Investments (unaudited)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See A bbreviations on page 1 1 .
*
In U.S. dollars unless otherwise indicated.

Templeton Global Income Fund

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Templeton Global Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as a closed-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted
Accounting Principles (U.S. GAAP).
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Debt securities generally trade in the over-the-counter (OTC) market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund’s pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund’s net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended September
30, 2022, the Fund held investments in affiliated management investment companies as follows:

Templeton Global Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
4. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of September 30, 2022, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Income Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 2.42% . $ 27,885,778 $ 360,681,397 $ (377,462,932) $ — $ — $ 11,104,243 11,104,243 $ 73,972
Total Affiliated Securities ... $27,885,778 $360,681,397 $(377,462,932) $— $— $11,104,243 $73,972
Level 1 Level 2 Level 3 Total
Templeton Global Income Fund
Assets:
Investments in Securities:
Foreign Government and Agency Securities .... $ — $ 289,327,558 $ — $ 289,327,558
Short Term Investments ................... 11,104,243 135,640,012 — 146,744,255
Total Investments in Securities ........... $11,104,243 $424,967,570 $— $436,071,813
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 4,774,343 $ — $ 4,774,343
Swap contracts ......................... — 2,746,361 — 2,746,361
Total Other Financial Instruments ......... $— $7,520,704 $— $7,520,704
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 9,520,630 $ — $ 9,520,630
3. Investments in Affiliated Management Investment Companies
(continued)

Templeton Global Income Fund
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Abbreviations
Counterparty
BAST
Banco Santander SA
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZ WS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
SCNY
Standard Chartered Bank
UBSW
UBS AG
Selected Portfolio
SOFR
Secured Overnight Financing Rate
Currency
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
NOK
Norwegian Krone
SEK
Swedish Krona
SGD
Singapore Dollar
THB
Thai Baht
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.